Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial assets:
Cash and deposits with banks	¥ 54,696,069	¥ 47,330,155	¥ 43,144,654
Call loans and bills bought	1,881,880	1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Trading assets	3,169,123	3,776,671
Derivative financial instruments	3,885,271	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Investment securities	20,495,075	19,073,937
Loans and advances	85,129,070	95,273,845
Other financial assets	3,598,642	3,424,591
Financial assets included in assets held for sale	3,208,771
Total	186,103,276	185,338,868
Financial liabilities:
Deposits	128,461,527	130,295,290
Call money and bills sold	1,190,929	2,088,020
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Trading liabilities	2,143,899	2,071,584
Derivative financial instruments	3,498,016	3,889,694
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
Other financial liabilities	6,691,042	7,201,137
Financial liabilities included in liabilities directly associated with the assets held for sale	3,377,527
Total	178,607,131	178,381,797
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Deposits	13,929	20,365
Trading liabilities	2,143,899	2,071,584
Derivative financial instruments	3,498,016	3,889,694
Borrowings	1,198	654
Debt securities in issue	(7,635)	2,232
Financial liabilities included in liabilities directly associated with the assets held for sale	5,971
Total	5,655,378	5,984,529
Financial liabilities measured at amortized cost [Member]
Financial liabilities:
Deposits	128,447,598	130,274,925
Call money and bills sold	1,190,929	2,088,020
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,651,283	12,245,289
Debt securities in issue	10,576,752	11,163,391
Other financial liabilities	6,691,042	7,201,137
Financial liabilities included in liabilities directly associated with the assets held for sale	3,371,556
Total	172,951,753	172,397,268
Financial assets at fair value through profit or loss [Member]
Financial assets:
Cash and deposits with banks	4,773	5,511
Trading assets	3,169,123	3,776,671
Derivative financial instruments	3,885,271	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Investment securities	2,588	1,251
Loans and advances	3,169	3,474
Financial assets included in assets held for sale	1,693
Total	8,614,289	9,449,982
Held-to-maturity investments [member]
Financial assets:
Investment securities	372,459	1,173,419
Total	372,459	1,173,419
Loans and receivables [Member]
Financial assets:
Cash and deposits with banks	54,691,296	47,324,644
Call loans and bills bought	1,881,880	1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Loans and advances	85,125,901	95,270,371
Other financial assets	3,598,642	3,424,591
Financial assets included in assets held for sale	3,098,196
Total	156,887,618	156,816,200
Available-for-sale financial assets [member]
Financial assets:
Investment securities	20,120,028	17,899,267
Financial assets included in assets held for sale	108,882
Total	¥ 20,228,910	¥ 17,899,267